Restructuring costs and similar items (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Restructuring Costs and Similar Items

Restructuring costs and similar items amounted to €1,480 million in 2018, €731 million in 2017 and €879 million in 2016, and comprise the following items:

(€ million)	2018	2017	2016
Employee-related expenses	517	336	650
Expenses related to property, plant and equipment and to inventories	162	221	139
Compensation for early termination of contracts (other than contracts of employment)	352	61	31
Decontamination costs	5	(4)	3
Other restructuring costs	444	117	56

Total	1,480	731	879